CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Previously Reported	Retroactive application of recapitalization	LIONS GATE ENTERTAINMENT CORP. [Member]	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit)	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit) Previously Reported	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit) LIONS GATE ENTERTAINMENT CORP. [Member]	Common Shares	Common Shares Previously Reported	Common Shares Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit LIONS GATE ENTERTAINMENT CORP. [Member]	Parent Net Investment	Parent Net Investment Previously Reported	Parent Net Investment Retroactive application of recapitalization	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income LIONS GATE ENTERTAINMENT CORP. [Member]	Noncontrolling Interests [1]	Noncontrolling Interests Previously Reported	[1]	Noncontrolling Interests LIONS GATE ENTERTAINMENT CORP. [Member] [2]	Class A Voting Share Common Shares LIONS GATE ENTERTAINMENT CORP. [Member]	Class B Non-Voting Shares Common Shares LIONS GATE ENTERTAINMENT CORP. [Member]
Beginning balance, shares at Mar. 31, 2022								253,400,000	0	253,400,000															83,300,000	142,000,000
Beginning balance at Mar. 31, 2022	$ (259.5)	$ (259.5)	$ 0.0	$ 2,683.4	$ (261.3)	$ (261.3)	$ 2,681.6	$ 0.0	$ 0.0		$ (271.5)	$ 0.0	$ (271.5)	$ (369.7)	$ 0.0	$ (271.5)	$ 271.5	$ 10.2	$ 10.2	$ 29.3	$ 1.8	$ 1.8		$ 1.8	$ 668.2	$ 2,353.8
Exercise of stock options, shares																									0	400,000
Exercise of stock options				3.8			3.8																		$ 0.0	$ 3.8
Share-based compensation, net of share cancellations for taxes, shares																									200,000	3,500,000
Share-based compensation, Old Lionsgate contribution post Studio Separation, net of required tax withholding				76.9			76.9																		$ 3.8	$ 73.1
Issuance of common shares (in shares)																									0	0
Issuance of common shares				0.5			0.5																		$ 0.3	$ 0.2
Noncontrolling interests	(0.9)			(0.9)																	(0.9)			(0.9)
Net (loss) income	0.3			(2,009.6)	(0.3)		(2,010.2)				(0.3)			(2,010.2)							0.6			0.6
Other comprehensive loss	91.3			91.6	91.3		91.6							0.0				91.3		91.6
Redeemable noncontrolling interests adjustments	(59.7)			(59.7)	(59.7)		(59.7)				(59.7)			(59.7)
Net transfers to Parent	(550.4)				(550.4)						(550.4)
Ending balance at Mar. 31, 2023	(778.9)				(780.4)		784.5	$ 0.0			(881.9)			(2,439.6)	0.0			101.5		120.9	1.5			1.5	$ 672.3	$ 2,430.9
Ending balance, shares at Mar. 31, 2023								253,400,000																	83.5	145.9
Exercise of stock options, shares																									0	0
Exercise of stock options				0.5			0.5																		$ 0.0	$ 0.5
Share-based compensation, net of share cancellations for taxes, shares																									0	5,800,000
Share-based compensation, Old Lionsgate contribution post Studio Separation, net of required tax withholding				43.3			43.3																		$ 0.8	$ 42.5
Issuance of common shares (in shares)																									100,000	0
Issuance of common shares				1.0			1.0																		$ 0.5	$ 0.5
Noncontrolling interests	(0.8)			(0.8)			0.0														(0.8)			(0.8)
Net (loss) income	(92.0)			(1,101.4)	(93.5)		(1,102.9)				(93.5)			(1,102.9)							1.5			1.5
Other comprehensive loss	(4.8)			(4.9)	(4.8)		(4.9)											(4.8)		(4.9)
Redeemable noncontrolling interests adjustments	(34.2)			(34.2)	(34.2)		(34.2)				(34.2)			(34.2)
Net transfers to Parent	(239.5)				(239.5)						(239.5)
Ending balance at Mar. 31, 2024	(1,150.2)			(310.5)	(1,152.4)		(312.7)	$ 0.0			(1,249.1)			(3,576.7)	0.0			96.7		116.0	2.2			2.2	$ 673.6	$ 2,474.4
Ending balance, shares at Mar. 31, 2024								253,400,000																	83,600,000	151,700,000
Exercise of stock options, shares																									0	100,000
Exercise of stock options				0.7			0.7																		$ 0.0	$ 0.7
Share-based compensation, net of share cancellations for taxes, shares																									100,000	5,000,000
Share-based compensation, Old Lionsgate contribution post Studio Separation, net of required tax withholding	33.7			47.7	33.7		47.7	$ 33.7																	$ 0.9	$ 46.8
Issuance of common shares (in shares)																									0	0
Issuance of common shares				0.4			0.4																		$ 0.2	$ 0.2
Sale of noncontrolling interest in Legacy Lionsgate Studios Corp. (see Note 2)				278.2			378.4							389.7						(11.3)				(100.2)
Noncontrolling interests	33.6			33.6			0.0														33.6			33.6
Net (loss) income	(125.2)			(371.9)	(128.5)		(362.0)				(128.5)			(362.0)							3.3			(9.9)
Other comprehensive loss	(35.8)			(35.6)	(35.8)		(32.1)							0.0				(35.8)		(32.1)				(3.5)
Redeemable noncontrolling interests adjustments	14.9			14.9	14.9		14.9				14.9			14.9
Net transfers to Parent	(55.5)				(55.5)						(55.5)
Distributions to noncontrolling interests	(10.3)			(10.2)																	(10.3)			(10.2)
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs (in shares)								35.3
Issuance of Legacy LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	278.2				278.2			$ 278.2
Ending balance at Mar. 31, 2025	$ (1,016.6)			$ (352.7)	$ (1,045.4)		$ (264.7)	$ 311.9			$ (1,418.2)			$ (3,534.1)	$ 0.0			$ 60.9		$ 72.6	$ 28.8			$ (88.0)	$ 674.7	$ 2,522.1
Ending balance, shares at Mar. 31, 2025								288,700,000																	83,700,000	156,800,000

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 12).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).